ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2018

                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 112%

Convertible Preferred Stock - 8%
United States - 8%


Affiliated Managers Group,Inc. 5.150%         20,320   $1,275,080
   Due 10-15-37
Bunge Limited 4.875%			      18,800    2,045,064
Cowen Group, Inc. 5.625%                       1,020      818,550

Total Convertible Preferred Stock (cost $3,907,217)     4,138,694

Convertible Bonds - 87%
Bermuda-1%
Teekay (144A) 5.000%
  Due 01-15-23(b)                            400,000      386,329

Canada-1%
First Majestic Silver(144A) 1.875%
  Due 03-01-23(b)                            655,000      619,390

China-3%
Ctrip.com International, Ltd. 1.990%
  Due 07-01-25                               980,000    1,136,459
Weibo (144A) 1.250%
  Due 11-15-22 (b)                           280,000      327,320

                 Total China                            1,463,779
Cayman Island-2%
Theravance Biopharma 3.250%
  Due 11-01-23                               800,000      812,000

France-3%
Cie Generale des Establissments Michelin
  (Reg S) 0.000% Due 01-10-22 (c)(e)       1,000,000    1,046,250
Vinci S.A. (Reg S) 0.375%
  Due 02-16-22 (e)                           400,000      431,500

                Total France                            1,477,750
Ghana-0%
Tullow Oil (Reg S) 6.625%
  Due 07-12-21 (e)                           200,000      243,000

Germany-4%
Siemens AG (Reg S)                         2,000,000    2,213,000
  1.650% Due 08-16-19 (e)


Mexico-2%
Cemex S.A 3.720%
   Due 03-15-20                            1,050,000    1,082,865


United States - 71%
Air Lease Corporation 3.875%
  Due 12-01-18                               400,000      596,000
Air Transport Services Group (144A) 1.125%
  Due 10-15-24 (b)                           780,000      786,338
Altaba 0.000%
  Due 12-01-18 (c)                           400,000      559,490
ANI Pharmaceuticals, Inc. 3.000%
  Due 12-01-19                               100,000      109,750
Arconic, Inc. 1.625%
  Due 10-15-19                             1,550,000    1,631,375
Atlas Air Worldwide Holdings 1.875%
  Due 06-01-24                               715,000      854,872
BioMarin Pharmaceutical, Inc 1.500%
  Due 10-15-20                               215,000      237,973
BioMarin Pharmaceutical, Inc 0.599%
  Due 08-01-24                               815,000      769,156
Booking Holdings 0.900%
  Due 09-15-21                               386,000      483,697
Carriage Services 2.750%
  Due 03-15-21                               430,000      563,838
Ciena Corporation 3.750%
  Due 10-15-18                             1,122,000    1,581,291
Clovis Oncology, Inc. 2.500%
  Due 09-15-21                               800,000      932,000
Corenergy Infrastructure Trust 7.000%
  Due 06-15-20 (d)                           600,000      706,500
Cowen Group, Inc. (144A) 3.000%
  Due 12-15-22 (b)                           205,000      208,331
Dycom Industries, Inc. 0.750%
  Due 09-15-21                               350,000      444,281
Euronet Worldwide, Inc. 1.500%
  Due 10-01-44                             1,010,000    1,198,264
Flexion Therapeutics (144A) 3.375%
  Due 05-01-24 (b)                         1,200,000    1,371,000
Global Eagle Entertainment, Inc. 2.750%
  Due 02-15-35                               225,000      142,875
Green Plains (144A) 4.125%
  Due 09-01-22 (b)                           550,000      524,759
Greenbrier Companies 3.500%
  Due 04-01-18                             1,000,000    1,146,875
Harmonic, Inc. 4.000%
  Due 12-01-20 (d)                         1,210,000    1,191,850
Insmed 1.750%
  Due 01-15-25                               500,000      444,688
InterDigital, Inc 1.500%
  Due 03-01-20                             1,090,000    1,267,786
Jazz Investments I (144A) 1.500%
  Due 08-15-24 (b)                           800,000      779,000
Johnson & Johnson 0.000%
  Due 07-28-20 (c)                           270,000      475,774
JPMorgan Chase Financial Company 0.250%
  Due 05-01-23                             1,100,000    1,084,270
Liberty Interactive LLC (144A) 1.750%
  Due 09-30-46 (b)                         1,235,000    1,374,147
Liberty Media Corporation 1.375%
  Due 10-15-23 (d)                         1,760,000    2,017,400
Liberty Media Corporation 1.000%
  Due 01-30-23                               520,000      546,676
Microchip Technology, Inc. (144A) 1.625%
  Due 02-15-27 (b)(d)                        900,000    1,067,670
NantHealth (144A) 5.500%
  Due 12-15-21 (b)                         1,130,000      810,775
Neurocrine Biosciences (144A) 2.250%
  Due 05-15-24 (b)                           620,000      814,791
Oasis Petroleum 2.625%
  Due 09-15-23                               820,000      847,675
Par Pacific Holdings, Inc 5.000%
  Due 06-15-21                               285,000      338,794
Patrick Industries, Inc (144A) 1.000%
  Due 02-01-23 (b)                           200,000      198,297
Pernix Therapeutics Holdings 4.250%
  Due 04-01-21                               530,000      225,481
Restoration Hardware Holdings, Inc. (144A)
  0.000% Due 07-15-20(b)(c)(d)             1,050,000    1,085,862
RPM International, Inc 2.250%
  Due 12-15-20                               460,000      518,075
ServiceNow, Inc. (144A) 0.000%
  Due 06-01-22 (b)(c)                        600,000      796,277
Supernus Pharmaceuticals (144A) 0.625%
  Due 04-01-23 (b)                           550,000      585,788
TerraVia Holdings 6.000%
  Due 02-01-18                               180,000        2,880
TerraVia Holdings 5.000%
  Due 10-01-19                               690,000       11,040
Trinity Industries, Inc 3.875%
  Due 06-01-36 (d)                           640,000      872,800
Vitamin Shoppe, Inc 2.250%
  Due 12-01-20                             1,550,000    1,153,975
Western Digital Corp (144A) 1.500%
  Due 02-01-24 (b)                           510,000      552,712
Workday, Inc (144A) 0.250%
  Due 10-01-22 (b)                         1,070,000    1,165,631
Zillow 2.000%
  Due 12-01-21                               520,000      637,116

        Total United States                            35,715,895

Total Convertible Bonds (cost $43,347,463)             44,014,008

Convertible Bond Units - 2%
France - 2%
LVMH Moet Hennessy Louis Vuitton SE
  (Reg S)(e)                                   2,820      883,365

    Total Convertible Bond Units (cost $858,750)          883,365

Corporate Bonds - 4%
United States - 4%
Cumulus Media Holdings 7.750%
  Due 05-01-19                             6,350,000    1,143,000
Global Brokerage 7.000%
  Due 02-08-23                             1,294,000      666,410

Total Corporate Bonds (cost $1,806,806)                 1,809,410

Common Stock - 9%
Bahamas - 2%
Vedanta Resources                            212,493    1,053,202

China-0%
Emerald Plantation Holdings (c)              180,362       11,724

United States - 7%
Cinedigm Corp (c)                             39,311       53,856
Cumulus Media Inc (c)                        204,759       15,377
Daseke (c)                                     8,000       78,320
Emmis Communications (c)                     206,500      958,160
School Specialty, Inc (c)                     47,439      794,603
Urban One Class D (c)                        680,000    1,428,000

      Total United States                               3,328,316

      Total Common Stock (cost $8,232,150)              4,393,242


Warrants - 2%
United States - 2%
Ashland Global Holdings, Inc.,
  $1,000 strike price, expire 3-31-29 (c)     2,260        21,037
Cision Ltd, $11.50 strike price,
  expire 6-19-22 (c)                        126,700       296,478
Daseke, $11.50 strike price,
  expires 2-27-22 (c)                       201,640       223,820
Hostess Brands, $11.50 strike price,
  expire 11-14-21 (c)                       178,300       420,788

     Total Warrants (cost $902,443)                       962,123

Escrow - 0%
Georgia- 0%
MIG LLC                                   5,158,766        30,953

China - 0%
Sino Forest Corporation	                  1,180,000         3,687

      Total Escrow (cost $8,867)                           34,640

     TOTAL INVESTMENTS (cost $59,063,696)             $56,235,482

SECURITIES SOLD SHORT -(4%)
Common Stock - (4%)
United States- (4%)
CIENA Corporation                         (15,350)     $(397,565)
Cision Ltd                                (26,595)      (307,704)
Corenergy Infrastructure Trust            (16,300)      (611,902)
Pernix Therapeutics Holdings              (29,000)       (69,310)
Restoration Hardware Holdings Inc.         (2,348)      (223,717)
Zillow Group Inc - C                       (6,000)      (322,800)

TOTAL Common Stock (proceeds $2,009,810)              (1,932,998)

Call Options - (0%)
United States - (0%)
Pernix Therapeutics, $2.50 call price,
  expire 05-18-18 (c)                         (50)        (2,375)
Pernix Therapeutics, $2.50 call price,
  expire 08-17-18 (c)                         (50)        (2,750)
Pernix Therapeutics, $5.00 call price,
  expire 08-18-18 (c)                        (101)        (1,768)

Total Call Options (proceeds $12,609)                     (6,893)

TOTAL SECURITIES SOLD SHORT (proceeds $2,022,419)    $(1,939,891)




(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of March 31, 2018.

See notes to financial statements.             (concluded)

FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board ("FASB") Accounting
Standards  Codification Topic 820, Fair Value Measurements
("Topic 820"), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments as of March 31, 2018:

                           Level1      Level2      Level3      Total
Convertible Preferred
   Stock                       $0  $4,138,694        $0   $4,138,694
Convertible Bonds               0  44,014,008         0   44,014,008
Convertible bond Units          0     883,365         0      883,365
Corporate Bonds                 0   1,809,410         0    1,809,410
Common Stock            1,105,713   2,234,327 1,053,202    4,393,242
Warrants                  941,086           0    21,037      962,123
Escrow                          0           0    34,640       34,640


Total Investments       $2,046,799 $53,079,804$1,108,879 $56,235,482

The following table summarizes the Fund's common stock industry concentrations as of March 31, 2018:

                      Level1       Level2     Level3        Total

Cable & Satellite TV $973,537          $0         $0     $973,537
Forestry/Paper              0      11,724          0       11,724
Media Content               0   1,428,000          0    1,428,000
Metals/Mining Excluding
 Steel                      0           0  1,053,202    1,053,202
Software/Services      53,856           0          0       53,856
Specialty Retail            0     794,603          0      794,603
Trucking & Delivery    78,320           0          0       78,320
Total Common Stock $1,105,713  $2,234,327 $1,053,202   $4,393,242


The following table summarizes the inputs used to value the Fund's securities sold short as of March 31, 2018:

                    Level 1      Level 2    Level 3         Total

Common Stock
Communications
  Equipment        $397,565          $0          $0      $397,565
Gas Distribution    611,902           0           0       611,902
Pharmaceuticals      69,310           0           0        69,310
Retail - Specialty  223,717           0           0       223,717
Software -
  Applications
  & Systems         307,704           0           0       307,704
Software/Services   322,800           0           0       322,800
Put Options               0       6,893           0         6,893

Total securities
   sold short    $1,932,998      $6,893          $0    $1,939,891



The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                  Common
                                  Stock         Warrants    Escrow
Balance as of December 31, 2017  $1,155,968     $26,141    $34,640
Realized gain (loss)                      0           0          0
Net change in appreciation          (102,766)    (5,104)         0
   (depreciation)
Purchases                                 0           0          0
Sales/return of capital                   0           0          0
Transfers into Level 3                    0           0          0
Transfers out of Level 3                  0           0          0

Balance as of March 31, 2018      $1,053,202    $21,037    $34,640


For the three months ended March 31, 2018, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

Common
Stock        Warrants  Escrow
$(102,766)   $(5,104)    $0


The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the three months ended March 31, 2018, there were no transfers between Levels 1, 2 or 3.

FASB Accounting Standards Update ("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of March 31, 2018. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.


		  Fair Value at  Valuation     Unobservable     Amount/
Description      March 31, 2018  Technique     Inputs           Range
Assets:

Common Stock        $1,053,202  Discount to    Liquidity        50%
                                comparable     Discount
                                securities
Warrants              $21,037   Discount to    Liquidity        50%
                                Black-Sholes   Discount
                                pricing model

Escrow             $   34,640   Broker quote


The significant unobservable input used in the fair value measurement of the Fund's Level 3 convertible bonds is a discount for lack of liquidity. A significant and reasonable increase or decrease in the liquidity discount would result in a significant decrease or increase in the fair value measurement.

The valuation process of Level 3 securities follows the valuation of investments policy as disclosed in fair value measurements.

DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC topic 815, Derivatives and Hedging ("Topic 815"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the three months ended March 31, 2018, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. The fair value of warrants as of March 31, 2018 was $962,123 and is included in investments of the schedule of investments.

During the three months ended March 31, 2018, the Fund held call options which are considered derivative instruments under Topic 815. Call options are an agreement that gives the Fund the right
(but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options.
The fair value of call options as of March 31, 2018 was $(6,893) and is included in securities sold short on the schedule of investments.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations.
The following table summarizes the net realized loss and net change in unrealized depreciation on derivative instruments for the three months ended March 31, 2018:

                                     Change in
		Net Realized	Unrealized Appreciation
Derivative      Gain (Loss)	   (Depreciation)
Warrant                 $0            $(12,125)
Call options             0              5,716

                        $0             $(6,409)

The following table summarizes derivative transactions for the three months ended March 31, 2018:

                                  Call
                      Warrants    Options
Held as of
December 31, 2017      180,560       0
Purchased              214,310       0
Sold/excercised              0    (201)

Held as of
March 31, 2018         394,870    (201)




FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"), clarifies that the scope of ASU
2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the three months ended
March 31, 2018, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.

INCOME TAXES

At March 31, 2018, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on
Schedule of Investments                            $59,063,696

Amortization and accretion
cost adjustments not
included in tax cost basis                             368,644

Contingent payment debt
instrument cost adjustments
for tax purposes                                       216,168

Market discount bond cost
adjustments for tax purposes                          (586,556)

Cost of investments for tax purposes               $59,061,952

Proceeds of securities sold short
on Schedule of Investments                          $2,022,419

Gross tax unrealized appreciation                   $3,566,005
Gross tax unrealized depreciation                   (6,309,947)

Net tax unrealized depreciation on investments     $(2,743,942)